Pensions and other postretirement benefits (Details 4) - CAD	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	CAD 17,761,000,000
Fair value of plan assets at end of year	17,917,000,000	CAD 17,761,000,000
Projected benefit obligation CN Pension Plan	15,794,000,000	16,059,000,000
Fair value of plan assets CN Pension Plan	17,038,000,000	16,905,000,000
Pensions [Member]
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year	17,279,000,000	15,510,000,000
Amendments	1,000,000	2,000,000
Interest cost	650,000,000	711,000,000	CAD 658,000,000
Actuarial loss (gain) on projected benefit obligation	(112,000,000)	1,815,000,000
Service costs	152,000,000	132,000,000	155,000,000
Plan participants' contributions	58,000,000	58,000,000
Foreign currency changes	55,000,000	22,000,000
Benefit payments, settlements and transfers	(1,002,000,000)	(971,000,000)
Projected benefit obligation at end of year	17,081,000,000	17,279,000,000	15,510,000,000
Component representing future salary increases	(334,000,000)	(349,000,000)
Accumulated benefit obligation at end of year	16,747,000,000	16,930,000,000
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	17,761,000,000	16,869,000,000
Employer contributions	108,000,000	111,000,000
Plan participants' contributions	58,000,000	58,000,000
Foreign currency changes	34,000,000	15,000,000
Actual return relating to assets still held at the reporting date	958,000,000	1,679,000,000
Benefit payments, settlements and transfers	1,002,000,000	971,000,000
Fair value of plan assets at end of year	17,917,000,000	17,761,000,000	16,869,000,000
Funded status Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year.	836,000,000	482,000,000
Other postretirement benefits [Member]
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year	267,000,000	256,000,000
Amendments	0	2,000,000
Interest cost	10,000,000	12,000,000	11,000,000
Actuarial loss (gain) on projected benefit obligation	(8,000,000)	6,000,000
Service costs	3,000,000	2,000,000	3,000,000
Plan participants' contributions	0	0
Foreign currency changes	14,000,000	7,000,000
Benefit payments, settlements and transfers	(17,000,000)	(18,000,000)
Projected benefit obligation at end of year	269,000,000	267,000,000	256,000,000
Component representing future salary increases	0	0
Accumulated benefit obligation at end of year	269,000,000	267,000,000
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0	0
Employer contributions	0	0
Plan participants' contributions	0	0
Foreign currency changes	0	0
Actual return relating to assets still held at the reporting date	0	0
Benefit payments, settlements and transfers	0	0
Fair value of plan assets at end of year	0	0	CAD 0
Funded status Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year.	CAD (269,000,000)	CAD (267,000,000)